STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY
15.	Stockholder’s Equity (Deficit)

Common Stock

The Company’s authorized capital stock consists of (a) 900,000,000 shares of common stock, par value $0.0001 per share; and (b) 250,000,000 shares of preferred stock, par value $0.0001 per share. At March 31, 2022, there were 72,390,413 shares of common stock issued and outstanding.

Legacy Redeemable Convertible Preferred Stock

At December 31, 2021 and immediately prior to the Business Combination, Legacy Gelesis had outstanding Series A-1, Series A-2, Series A-3, Series A-4, Series A-5, Series Growth, Series 2 Growth and Series 3 Growth redeemable convertible preferred stock which are collectively referred to as “redeemable convertible preferred stock.”

Immediately prior to the closing of the Business Combination, Legacy Gelesis redeemable convertible preferred stock converted into Legacy Gelesis common stock and was subsequently split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received shares of common stock of the Company on a one-to-one basis.

Public Warrants

In connection with the Business Combination the Company assumed 13,800,000 Public Warrants, which entitle the holder to acquire common stock, which are exercisable at an exercise price of $11.50 per share. The Public Warrants will expire at on the earlier to occur of five years after the completion of the Business Combination or redemption.

Once the Public Warrants become exercisable, the Company may call the Public Warrants for redemption for cash:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than thirty (30) days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and
●	if, and only if, the closing price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any twenty (20) trading days within a thirty (30)-trading day period ending three (3) business days before the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis, as described in the warrant agreement. Additionally, in no event will the Company be required to net cash settle.

At March 31, 2022, there were 13,800,000 Public Warrants outstanding.

Rollover Warrants

Immediately prior to the closing of the Business Combination, Legacy Gelesis redeemable preferred stock warrants were converted into Legacy Gelesis common warrants and were subsequently split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received shares of common stock of the Company on a one-to-one basis. At close of Business Combination and March 31, 2022, there were 1,836,429 and 1,660,303 warrants outstanding, respectively, with an exercise price of $0.02. During the three months ended March 31, 2022, 176,126 rollover warrants were exercised for proceeds of less than $0.1 million.

Immediately prior to the closing of the Business Combination, existing Legacy Gelesis common warrants were also split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received shares of common stock of the Company on a one-to-one basis. At close of Business Combination and at March 31, 2022, respectively, there were 1,353,062 of these warrants outstanding with an exercise price of $4.26.

At March 31, 2022 and December 31, 2021 common stock reserved for future issuances was as follows:

	March 31,	December 31,
	2022	2021
Common stock issued upon option exercise and RSUs vesting	20,417,412	13,486,708
Conversion of all classes of redeemable convertible preferred stock	—	48,566,655
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	—	1,836,429
Issuances upon exercise of common stock warrants	24,333,365	1,353,062
Earnout shares	23,482,845	—
Total common stock reserved for future issuance	68,233,622	65,242,854

15.	Common Stock

The holders of the common stock are entitled to one vote for each share of common stock. Subject to the payment in full of all preferential dividends to which the holders of the preferred stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company and all preferential amounts to which the holders of preferred stock are entitled with respect to the distribution of assets in liquidation, the holders of common stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.

At December 31, 2021 and 2020 common stock reserved for future issuance was as follows:

	At December 31,
	2021	2020
Common stock options and RSUs outstanding	5,203,174	5,034,858
Conversion of all classes of redeemable convertible preferred stock	18,736,936	18,446,525
Issuances upon exercise of warrants to purchase Series A-1, upon conversion to common warrants	—	74,784
Issuances upon exercise of warrants to purchase Series A-3, upon conversion to common warrants	—	238,189
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	708,493	708,493
Issuances upon exercise of common stock warrants	522,009	522,009
Total common stock reserved for future issuance	25,170,612	25,024,858

Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
STOCKHOLDERS' EQUITY

NOTE 7. STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — On February 26, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2021 and 2020, there were 27,600,000 shares of Class A common stock issued and outstanding, which are subject to possible redemption and classified as temporary equity.

Class B Common Stock — On February 26, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2021 and 2020, there were 6,900,000 shares of Class B common stock issued and outstanding.

Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).